EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND
EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND
EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND
EATON VANCE TAX-MANAGED SMALL-CAP FUND
EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Prospectus dated March 1, 2022 as revised April 29, 2022

The following changes are effective June 30, 2022.

1.The following replaces “Portfolio Managers” in “Management” under “Eaton Vance Tax-Managed Equity Asset Allocation Fund”:

Portfolio Managers

John H. Croft, CFA, Vice President of Eaton Vance, has managed the Fund since June 2015.

Douglas R. Rogers, CFA, Vice President of Eaton Vance, has managed the Fund since July 1, 2021.

2.The following replaces “Portfolio Managers” in “Management” under “Eaton Vance Tax-Managed Multi-Cap Growth Fund”:

Portfolio Manager. Douglas R. Rogers, CFA, Vice President of Eaton Vance and BMR, has managed the Portfolio since December 2018 and the Fund since March 1, 2021.

The following changes are effective July 1, 2022.

1.The following replaces “Fees and Expenses of the Fund” in “Fund Summaries” under “Eaton Vance Tax-Managed Equity Asset Allocation Fund”:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 48 of this Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	1.00%	None
Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees(1)	0.83%	0.83%	0.83%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses	1.71%	2.46%	1.46%
Advisory Fee Reduction(2)	(0.51)%	(0.51)%	(0.51)%
Total Annual Fund Operating Expenses After Expense Reduction	1.20%	1.95%	0.95%

(1)”Management Fees” have been restated to reflect the investment advisory agreement of the Fund effective July 1, 2022, as if such agreement was in effect for the Fund’s fiscal year ended October 31, 2021.

(2)Pursuant to the Fund’s investment advisory agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fees of the Portfolios in which it invests.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$641	$886	$1,150	$1,903	$641	$886	$1,150	$1,903
Class C shares	$298	$612	$1,052	$2,080	$198	$612	$1,052	$2,080
Class I shares	$97	$303	$525	$1,166	$97	$303	$525	$1,166

2.The following replaces the first paragraph under “Tax-Managed Equity Asset Allocation Fund.” in “Management and Organization”:

Tax-Managed Equity Asset Allocation Fund.  Under its investment advisory agreement with Tax-Managed Equity Asset Allocation Fund, Eaton Vance receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.700%
$500 million but less than $1 billion	0.600%
$1 billion but less than $1.5 billion	0.575%
$1.5 billion but less than $2.5 billion	0.550%
$2.5 billion and over	0.525%

Prior to July 1, 2022, Eaton Vance received the following monthly advisory fee under its investment advisory agreement:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to $500 million	0.750%
$500 million but less than $1 billion	0.700%
$1 billion but less than $1.5 billion	0.675%
$1.5 billion but less than $2.5 billion	0.650%
$2.5 billion and over	0.625%

June 30, 2022	40892 6.30.22

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2022

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John H. Croft(1)
Registered Investment Companies	9	$8,665.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Derek J.V. DiGregorio
Registered Investment Companies	9	$7,199.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Aaron S. Dunn(2)
Registered Investment Companies	6	$6,778.4	0	$0
Other Pooled Investment Vehicles	2	$96.3	0	$0
Other Accounts	23	$2,096.9	0	$0
Christopher Dyer(1)
Registered Investment Companies	9	$8,430.7	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$4.5	0	$0
Bradley T. Galko(2)
Registered Investment Companies	6	$6,778.4	0	$0
Other Pooled Investment Vehicles	2	$96.3	0	$0
Other Accounts	23	$2,096.9	0	$0
Michael D. McLean
Registered Investment Companies	6	$3,578.9	0	$0
Other Pooled Investment Vehicles	1	$34.9	0	$0
Other Accounts	5	$261.5	1	$166.6
J. Griffith Noble
Registered Investment Companies	6	$3,578.9	0	$0
Other Pooled Investment Vehicles	1	$34.9	0	$0
Other Accounts	5	$261.5	1	$166.6
Edward J. Perkin(2)
Registered Investment Companies	6	$6,778.4	0	$0
Other Pooled Investment Vehicles	2	$96.3	0	$0
Other Accounts	23	$2,096.9	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Douglas R. Rogers
Registered Investment Companies	6	$3,122.5	0	$0
Other Pooled Investment Vehicles	1	$29.4(3)	0	$0
Other Accounts	6	$77.4	0	$0

(1)This portfolio manager serves as portfolio manager of one or more registered investment companies that invests or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds or other pooled investment vehicles sponsored by Eaton Vance.  The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

(2)This portfolio manager provides advisory services for certain of the “Other Accounts” on a nondiscretionary or model basis. For “Other Accounts” that are part of a wrap account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap account program.  The assets managed may include assets advised on a nondiscretionary or model basis.

(3)Certain of these “Other Pooled Investment Vehicles” invest a substantial portion of their assets in a registered investment company in the Eaton Vance family of funds and/or in a separate pooled investment vehicle sponsored by Eaton Vance which may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2021 and in the Eaton Vance family of funds as of December 31, 2021.  Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Tax-Managed Equity Asset Allocation Fund
John H. Croft	$1 - $10,000	$500,001 - $1,000,000
Douglas R. Rogers	$100,001 - $500,000	Over $1,000,000
Tax-Managed Global Dividend Income Fund
John H. Croft	None	$500,001 - $1,000,000
Christopher Dyer	None	$1 - $10,000
Derek J.V. DiGregorio	None	$100,001 - $500,000
Tax-Managed Multi-Cap Growth Fund
Douglas R. Rogers	$100,001 - $500,000	Over $1,000,000
Tax-Managed Small-Cap Fund
Michael D. McLean	$10,001 - $50,000	$500,001 - $1,000,000
J. Griffith Noble	$1 - $10,000	$500,001 - $1,000,000
Tax-Managed Value Fund
Aaron S. Dunn	None	Over $1,000,000
Bradley T. Galko	None	Over $1,000,000
Edward J. Perkin	$100,001 - $500,000	Over $1,000,000

June 30, 2022